PGIM Quant Solutions Large-Cap Index Fund Expense Example, No Redemption - PGIM Quant Solutions Large-Cap Index Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 375
Expense Example, No Redemption, 3 Years	498
Expense Example, No Redemption, 5 Years	632
Expense Example, No Redemption, 10 Years	1,021
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	722
Expense Example, No Redemption, 10 Years	1,389
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	19
Expense Example, No Redemption, 3 Years	77
Expense Example, No Redemption, 5 Years	139
Expense Example, No Redemption, 10 Years	324
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	26
Expense Example, No Redemption, 3 Years	96
Expense Example, No Redemption, 5 Years	173
Expense Example, No Redemption, 10 Years	399
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	12
Expense Example, No Redemption, 3 Years	54
Expense Example, No Redemption, 5 Years	100
Expense Example, No Redemption, 10 Years	$ 236